Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 12,955	₨ 5,267	₨ 6,872
Remeasurements of the net defined benefit liability [member]
Actuarial (gain)/loss
- Change in demographic assumptions	(10)	0	0
- change in financial assumptions	(12,015)	2,358	(2,806)
- experience variance	(929)	(7,625)	(4,066)
- return on plan assets, excluding amounts recognized in net interest expense/ income	2,138	2,596	1,493
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (10,816)	₨ (2,671)	₨ (5,379)